united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Fair Value
	COMMON STOCKS - 81.3%
	AEROSPACE/DEFENSE - 1.7%
19	L3 Technologies, Inc.	$3,952

	AUTO MANUFACTURERS - 1.6%
57	PACCAR, Inc.	3,772

	BANKS - 3.3%
97	Citizens Financial Group, Inc.	4,072
66	Wells Fargo & Co.	3,459
		7,531
	BIOTECHNOLOGY - 1.8%
24	Amgen, Inc.	4,092

	CHEMICALS - 2.0%
43	Eastman Chemical Co.	4,540

	COMMERCIAL SERVICES - 3.6%
37	Global Payments, Inc.	4,126
117	Quanta Services, Inc. *	4,019
		8,145
	COMPUTERS - 2.0%
45	DXC Technology Co.	4,524

	COSMETICS/PERSONAL CARE - 2.2%
69	Colgate-Palmolive Co.	4,946

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
69	FNF Group	2,761

	ELECTRIC - 6.9%
91	Exelon Corp.	3,550
51	IDACORP, Inc.	4,502
88	PNM Resources, Inc.	3,366
107	Portland General Electric Co.	4,335
		15,753
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.7%
89	Emerson Electric Co.	6,079

	FOREST PRODUCTS & PAPER - 1.7%
73	Brady Corp.	3,900

	GAS - 2.0%
91	National Fuel Gas Co.	4,682

	HEALTHCARE-PRODUCTS - 3.7%
41	Thermo Fisher Scientific, Inc.	8,465

	HEALTHCARE-SERVICES - 2.9%
40	Cigna Corp.	6,710

	HOUSEHOLD PRODUCTS/WARES - 1.2%
25	Kimberly-Clark Corp.	2,753

	INSURANCE - 5.4%
62	Principal Financial Group, Inc.	3,776
39	Prudential Financial, Inc.	4,038
33	Travelers Cos., Inc.	4,582
		12,396

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	COMMON STOCKS - 81.3% (Continued)
	MISCELLANEOUS MANUFACTURING - 1.8%
43	Dover Corp.	$4,224

	OFFICE FURNISHINGS - 2.2%
367	Steelcase, Inc.	4,991

	OIL & GAS - 3.8%
67	Marathon Petroleum Corp	4,898
41	Phillips 66	3,933
		8,831
	PACKAGING & CONTAINERS - 1.8%
63	WestRock Co.	4,043

	PHARMACEUTICALS - 3.8%
104	PRA Health Sciences, Inc. *	8,628

	RETAIL - 7.1%
358	Chico's FAS, Inc.	3,236
112	Gap, Inc.	3,494
30	PVH Corp.	4,543
57	Walmart, Inc.	5,071
		16,344
	SOFTWARE - 5.5%
248	Cotiviti Holdings, Inc. *	8,541
43	Fidelity National Information Services, Inc.	4,141
		12,682
	TRANSPORTATION - 9.4%
85	CSX Corp.	4,735
16	FedEx Corp.	3,842
43	Kansas City Southern	4,724
30	Norfolk Southern Corp.	4,073
31	Union Pacific Corp.	4,167
		21,541

	TOTAL COMMON STOCKS (Cost - $190,889)	186,285

	LIMITED PARTNERSHIPS - 1.3%
	PIPELINES - 1.3%
82	TransMontaigne Partners LP (Cost - $3,323)	2,935

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.3%
24	Simon Property Group, Inc.	3,705
63	WP Carey, Inc.	3,905
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost - $7,667)	7,610

	SHORT-TERM INVESTMENTS - 23.1%
	MONEY MARKET FUND - 23.1%
53,002	Fidelity Government Institutional Money Market Fund, Institutional Class, 1.49% **	53,002
	TOTAL SHORT-TERM INVESTMENTS (Cost - $53,002)

	TOTAL INVESTMENTS - 109.0% (Cost - $254,881) (a)	$249,832
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.0) %	(20,655)
	NET ASSETS - 100.0%	$229,177

LP - Limited Partnership
* Non-Income producing security
** Interest rate reflects seven-day effective yield on March 31, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $254,339 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$4,572
	Unrealized depreciation	(9,079)
	Net unrealized depreciation	$(4,507)

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2018 in valuing the Portfolio's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 186,285	$ -	$ -	$ 186,285
Limited Partnerships	2,935	-	-	2,935
Real Estate Investment Trusts	7,610	-	-	7,610
Money Market Fund	53,002	-	-	53,002
Total	$ 249,832	$ -	$ -	$ 249,832
The Portfolio did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Portfolio's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/29/18

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 5/29/18